Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Restricted cash
Total restricted cash	$ 3,250	$ 2,909
Retention account
Restricted cash
Total restricted cash	2,820	2,909
Retention account | Minimum
Restricted cash
Total restricted cash	2,800	2,900
Restricted deposits
Restricted cash
Total restricted cash	$ 430